Financial instruments (Details 4) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
US Dollars [Member]
Disclosure of detailed information about hedged items [line items]
Forecast cash flows classified as cash flow hedges	₨ 20,747	₨ 15,642
US Dollars [Member] | Not later than one month [member]
Disclosure of detailed information about hedged items [line items]
Forecast cash flows classified as cash flow hedges	2,420	1,955
US Dollars [Member] | Later than one month and not later than three months [member]
Disclosure of detailed information about hedged items [line items]
Forecast cash flows classified as cash flow hedges	4,841	3,911
US Dollars [Member] | Later than three months and not later than six months [member]
Disclosure of detailed information about hedged items [line items]
Forecast cash flows classified as cash flow hedges	7,261	5,866
US Dollars [Member] | Later than six months and not later than one year [member]
Disclosure of detailed information about hedged items [line items]
Forecast cash flows classified as cash flow hedges	6,225	3,910
Russian Roubles [Member]
Disclosure of detailed information about hedged items [line items]
Forecast cash flows classified as cash flow hedges	1,441	1,223
Russian Roubles [Member] | Not later than one month [member]
Disclosure of detailed information about hedged items [line items]
Forecast cash flows classified as cash flow hedges	161	102
Russian Roubles [Member] | Later than one month and not later than three months [member]
Disclosure of detailed information about hedged items [line items]
Forecast cash flows classified as cash flow hedges	320	204
Russian Roubles [Member] | Later than three months and not later than six months [member]
Disclosure of detailed information about hedged items [line items]
Forecast cash flows classified as cash flow hedges	480	306
Russian Roubles [Member] | Later than six months and not later than one year [member]
Disclosure of detailed information about hedged items [line items]
Forecast cash flows classified as cash flow hedges	₨ 480	₨ 611